UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       3/31/2008

Check here if Amendment: |_|; Amendment Number:

This Amendment (Check only one):    |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Budros, Ruhlin & Roe, Inc
Address:          1801 Watermark Drive, Suite 300
                  Columbus, OH 43215-7088


Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John D. Schuman
Title:   Principal and Chief Compliance Officer
Phone:   614-481-6900

Signature, Place, and Date of Signing:

                              Columbus, Ohio
[Signature]                   [City, State]                    [Date]

Report Type (Check one only):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.) [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                        Name
28-
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:         130
                                                ---

Form 13F Information Table Value Total:      $ 251,211
                                               -------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name


[Repeat as necessary.]

                                            FORM 13F INFORMATION TABLE

                                                          Value         SHARES/  SH  PUT/ OTHER    Investment    VOTING AUTHORITY
Name of Issuer               Title of Class  Cusip       (x1000)       PRN AMT  PRN CALL MANAGERS Discretion    SOLE  SHARED NONE

3M Company                   COM               88579Y101      256      3,235    SH                 SOLE         3,235
Abbott Laboratories          COM                 2824100      550      9,979    SH                 SOLE         9,979
Air Products & Chemicals Inc COM                 9158106      236      2,566    SH                 SOLE         2,566
Allied Capital               COM               01903Q108      338     18,320    SH                 SOLE        18,320
Allied Waste Industries      COM                19589308      110     10,200    SH                 SOLE        10,200
Allstate Corporation         COM                20002101      311      6,464    SH                 SOLE         6,464
Altria Group Inc             COM               02209S103      275     12,393    SH                 SOLE        12,393
America Movil ADR            SPON ADR L SHS    02364W105      496      7,790    SH                 SOLE         7,790
American Express             COM                25816109    1,015     23,220    SH                 SOLE        23,220
Amgen Inc                    COM                31162100      262      6,275    SH                 SOLE         6,275
Anadarko Petroleum Corp      COM                32511107      302      4,797    SH                 SOLE         4,797
Apache Corp                  COM                37411105      444      3,672    SH                 SOLE         3,672
Arris Group Inc              COM               04269Q100       65     11,195    SH                 SOLE        11,195
AT&T Inc.                    COM               00206R102    1,556     40,634    SH                 SOLE        40,634
Bank of America Corp         COM                60505104    2,368     62,474    SH                 SOLE        62,474
1/100 Berksire Hathaway      Common             84990175   43,755        328    SH                 SOLE           328
Berkshire Hathaway Cl B      CL B                8467020   24,306      5,434    SH                 SOLE         5,434
BP Plc ADR                   SPONSORED ADR      55622104      591      9,744    SH                 SOLE         9,744
Bristol-Myers Squibb         COM               110122108    2,064     96,903    SH                 SOLE        96,903
Bucyrus Intl Inc             COM               118759109      325      3,201    SH                 SOLE         3,201
Cabot Oil & Gas              COM               127097103      389      7,643    SH                 SOLE         7,643
Cardinal Health Inc          COM               14149Y108      579     11,032    SH                 SOLE        11,032
Celgene Corp                 COM               151020104      353      5,758    SH                 SOLE         5,758
Cemex Sa De Cv S Adr         SPON ADR NEW      151290889      448     17,144    SH                 SOLE        17,144
ChevronTexaco Corp           COM               166764100    2,390     27,995    SH                 SOLE        27,995
China Mobile Limited         SPONSORED ADR     16941M109      556      7,410    SH                 SOLE         7,410
Cisco Systems                COM               17275R102    2,573    106,812    SH                 SOLE       106,812
Citigroup, Inc.              COM               172967101    1,199     55,976    SH                 SOLE        55,976
Coca-Cola Co                 COM               191216100    2,105     34,581    SH                 SOLE        34,581
ConocoPhillips               COM               20825C104    1,270     16,664    SH                 SOLE        16,664
Covance Inc                  COM               222816100      296      3,565    SH                 SOLE         3,565
Covidien Ltd                 COM               G2552X108    1,038     23,459    SH                 SOLE        23,459
CSX Corp                     COM               126408103      216      3,851    SH                 SOLE         3,851
CVS Corp                     COM               126650100      405     10,006    SH                 SOLE        10,006
Diageo Plc New Adr     F 1 AdSPONpADR NEW      25243Q205      609      7,490    SH                 SOLE         7,490
Dow Chemical                 COM               260543103      647     17,549    SH                 SOLE        17,549
Enel Societa Per Azioni      ADR               29265W207      582     10,940    SH                 SOLE        10,940
Express Scripts              COM               302182100      225      3,500    SH                 SOLE         3,500
Exxon Mobil Corporation      COM               30231G102    2,262     26,750    SH                 SOLE        26,750
Fifth Third Bancorp          COM               316773100    4,865    232,551    SH                 SOLE       232,551
Flir Systems Inc             COM               302445101      354     11,750    SH                 SOLE        11,750
Ford Motor Co Cap 6.5% Trust PFD2TR1CV6.5%     345395206      424     14,420    SH                 SOLE        14,420
Gardner Denver Inc           COM               365558105      679     18,293    SH                 SOLE        18,293
Genentech, Inc.              CON NEW           368710406      829     10,213    SH                 SOLE        10,213
General Dynamics Corp.       COM               369550108      583      6,989    SH                 SOLE         6,989
General Electric             COM               369604103    6,997    189,069    SH                 SOLE       189,069
Genuine Parts Co.            COM               372460105      531     13,200    SH                 SOLE        13,200
Goldman Sachs Group Inc      COM               38141G104      541      3,272    SH                 SOLE         3,272
Google Inc Class A           CL A              38259P508      594      1,348    SH                 SOLE         1,348
Harsco Corp.                 COM               415864107      202      3,650    SH                 SOLE         3,650
Health Care Properties Inv.  COM               40414L109      614     18,155    SH                 SOLE        18,155
Health Care REIT             COM               42217K106      640     14,177    SH                 SOLE        14,177
Heinz H J Co                 COM               423074103      656     13,960    SH                 SOLE        13,960
Hewlett Packard Company      COM               428236103    2,166     47,432    SH                 SOLE        47,432
Huntington Bancshares        COM               446150104      228     21,212    SH                 SOLE        21,212
Int'l Bus. Machines          COM               459200101    2,965     25,754    SH                 SOLE        25,754
Intel Corp                   COM               458140100    1,856     87,630    SH                 SOLE        87,630
BARCLAYS BK PLC              DJAIG CMDT ETN    06738C778   11,918    194,110    SH                 SOLE       194,110
iShares Barclays Agg Bond    LEHMAN AGG BOND   464287226      411      4,000    SH                 SOLE         4,000
iShares Morningstar Fund     SMLL GRWTH IDX    464288109      451      6,262    SH                 SOLE         6,262
iShares Msci Eafe Fund       MSCI EAFE IDX     464287465      767     10,669    SH                 SOLE        10,669
iShares Russell 1000 Index   RUSSELL 1000      464287622   25,457    353,663    SH                 SOLE       353,663
iShares Russell 2000 Index   RUSSELL 2000      464287655    1,424     20,854    SH                 SOLE        20,854
iShares Russell 3000 Index   RUSSELL 3000      464287689      704      9,239    SH                 SOLE         9,239
iShares Russell Microcap     RSSL MCRCP IDX    464288869      458      9,835    SH                 SOLE         9,835
iShares S&P 500 Index        S&P 500 INDEX     464287200    2,874     21,733    SH                 SOLE        21,733
iShares S&P Midcap 400       S&P MIDCAP 400    464287507    1,091     14,037    SH                 SOLE        14,037
iShares S&P Smallcap 600     S&P SMLCAP 600    464287804      709     11,836    SH                 SOLE        11,836
iShares Xinhua China 25 IndexFTSE XNHUA IDX    464287184   17,363    128,483    SH                 SOLE       128,483
Itron Inc New                COM               465741106      212      2,355    SH                 SOLE         2,355
Johnson & Johnson            COM               478160104      734     11,312    SH                 SOLE        11,312
Joy Global Inc               COM               481165108      277      4,248    SH                 SOLE         4,248
JP Morgan Chase & Co.        COM               46625H100    4,596    107,002    SH                 SOLE       107,002
Kimberly-Clark               COM               494368103      566      8,762    SH                 SOLE         8,762
Kroger Co                    COM               501044101      869     34,225    SH                 SOLE        34,225
Las Vegas Sands Corp         COM               517834107      525      7,129    SH                 SOLE         7,129
Lilly (Eli) & Company        COM               532457108    1,562     30,282    SH                 SOLE        30,282
Lockheed Martin Corp         COM               539830109      605      6,090    SH                 SOLE         6,090
Louisiana Pacific Corp       COM               546347105      111     12,100    SH                 SOLE        12,100
Lowes Companies Inc          COM               548661107      313     13,644    SH                 SOLE        13,644
Mastercard Inc               CL A              57636Q104      813      3,646    SH                 SOLE         3,646
McDonald's Corp              COM               580135101    3,305     59,258    SH                 SOLE        59,258
Medcohealth Solutions        COM               58405U102      373      8,528    SH                 SOLE         8,528
Merck & Co                   COM               589331107    2,281     60,108    SH                 SOLE        60,108
Mettler Toledo Intl Incf     COM               592688105      374      3,852    SH                 SOLE         3,852
MGM Mirage                   COM               552953101      325      5,531    SH                 SOLE         5,531
Microsoft Corp               COM               594918104    1,828     64,404    SH                 SOLE        64,404
Mid Cap Spdr Trust Unit Ser  UNIT SER 1        595635103      270      1,910    SH                 SOLE         1,910
Miller (Herman) Inc.         COM               600544100      624     25,411    SH                 SOLE        25,411
Monsanto Co New Del          COM               61166W101      895      8,026    SH                 SOLE         8,026
Motorola Inc                 COM               620076109      916     98,463    SH                 SOLE        98,463
MS India Investment Fund     COM               61745C105      227      5,978    SH                 SOLE         5,978
MVC Capital                  COM               553829102      527     34,566    SH                 SOLE        34,566
Nuveen Div Adv Mun Fd        COM SH BEN INT    67070R104      161     12,304    SH                 SOLE        12,304
Oracle Sys Corp              COM               68389X105      225     11,498    SH                 SOLE        11,498
Park National Corp           COM               700658107    2,178     30,747    SH                 SOLE        30,747
PepsiCo Inc                  COM               713448108      417      5,772    SH                 SOLE         5,772
Petrochina Co ADR            SPONSORED ADR     71464E100      278      2,215    SH                 SOLE         2,215
Petroleo Brasileiro SA       SPONSORED ADR     71654V408      494      4,839    SH                 SOLE         4,839
Pfizer Incorporated          COM               717081103    2,322    110,948    SH                 SOLE       110,948
Pharmaceutical Product Dev   COM               717124101      248      5,915    SH                 SOLE         5,915
Philip Morris International  COM               718172109      627     12,392    SH                 SOLE        12,392
PPL Corporation              COM               69351T106      210      4,580    SH                 SOLE         4,580
Praxair Incorporated         COM               74005P104      544      6,453    SH                 SOLE         6,453
Pride Int'l Inc. Delaware    COM               74153Q102      204      5,833    SH                 SOLE         5,833
Procter & Gamble             COM               742718109   10,177    145,235    SH                 SOLE       145,235
Qualcomm Inc                 COM               747525103      275      6,705    SH                 SOLE         6,705
Sanmina-Sci Corp             COM               800907107       38     23,340    SH                 SOLE        23,340
Schlumberger Ltd             COM               806857108    1,195     13,733    SH                 SOLE        13,733
Starbucks Corp               COM               855244109      929     53,095    SH                 SOLE        53,095
Time Warner Inc.             COM               887317105    1,375     98,063    SH                 SOLE        98,063
Toyota Motor Cp Adr Newf     SP ADR REP2COM    892331307      296      2,932    SH                 SOLE         2,932
Transocean Sedco Forex F     REG SHS           H8817H100      565      4,182    SH                 SOLE         4,182
Unilever N.V.                N Y SHS NEW       904784709      717     21,250    SH                 SOLE        21,250
Union Pacific Corp           COM               907818108      565      4,509    SH                 SOLE         4,509
United Healthcare Corp       COM               91324P102      642     18,688    SH                 SOLE        18,688
US Bancorp                   COM               902973304    5,261    162,580    SH                 SOLE       162,580
Verizon Communications       COM               92343V104      791     21,701    SH                 SOLE        21,701
Vodafone Group Plc Adr F     SPONS ADR NEW     92857W209      578     19,595    SH                 SOLE        19,595
Vulcan Int'l Corp            COM               929136109      527      9,240    SH                 SOLE         9,240
Wachovia Corp New            COM               929903102      421     15,598    SH                 SOLE        15,598
Wal-Mart Stores Inc          COM               931142103    1,085     20,598    SH                 SOLE        20,598
Walt Disney Holding Co       COM DISNEY        254687106    1,929     61,473    SH                 SOLE        61,473
Wash Mutual Inc.             COM               939322103      242     23,484    SH                 SOLE        23,484
Wells Fargo & Co New         COM               949746101    1,994     68,532    SH                 SOLE        68,532
Wesbanco Inc                 COM               950810101      581     23,501    SH                 SOLE        23,501
Wharf Holdings Ltd Ord       COM               Y9551M108       99     21,000    SH                 SOLE        21,000
Wheelock & Co Ltd Ord        COM               Y9553V106      104     37,000    SH                 SOLE        37,000
Wisdomtree Intl Mdcp Div     INTL MIDCAP DIV   97717W778    1,558     24,886    SH                 SOLE        24,886
Worthington Industries       COM               981811102      518     30,730    SH                 SOLE        30,730
YUM Brands Inc.              COM               988498101      596     16,021    SH                 SOLE        16,021
